                                                                               .
                                                                               .
                                                                               .

        AIM CORE ALLOCATION PORTFOLIO SERIES                             AIM GROWTH SERIES

                      Series C                                           Retail Classes of
                      Series M                                         AIM Basic Value Fund
       Supplement dated March 23, 2007 to the                    AIM Conservative Allocation Fund
         Statement of Additional Information                          AIM Global Equity Fund
               dated December 14, 2006                              AIM Growth Allocation Fund
          as supplemented February 28, 2007                         AIM Income Allocation Fund
                                                                 AIM International Allocation Fund
             AIM COUNSELOR SERIES TRUST                            AIM Mid Cap Core Equity Fund
                                                                   AIM Moderate Allocation Fund
         AIM Advantage Health Sciences Fund                     AIM Moderate Growth Allocation Fund
                AIM Multi-Sector Fund                       AIM Moderately Conservative Allocation Fund
              AIM Structured Core Fund                               AIM Small Cap Growth Fund
             AIM Structured Growth Fund                       Supplement dated March 23, 2007 to the
              AIM Structured Value Fund                         Statement of Additional Information
       Supplement dated March 23, 2007 to the            dated April 24, 2006, as revised August 24, 2006,
         Statement of Additional Information           as supplemented September 20, 2006, December 13, 2006
               dated December 29, 2006                                 and February 28, 2007
as supplemented February 28, 2007 and March 12, 2007
                                                                     Institutional Classes of
               AIM Floating Rate Fund                                  AIM Basic Value Fund
       Supplement dated March 23, 2007 to the                    AIM Conservative Allocation Fund
         Statement of Additional Information                          AIM Global Equity Fund
               dated December 29, 2006                              AIM Growth Allocation Fund
          as supplemented February 28, 2007                         AIM Income Allocation Fund
                                                                 AIM International Allocation Fund
         AIM Select Real Estate Income Fund                        AIM Mid Cap Core Equity Fund
       Supplement dated March 23, 2007 to the                      AIM Moderate Allocation Fund
         Statement of Additional Information                    AIM Moderate Growth Allocation Fund
                dated March 12, 2007                        AIM Moderately Conservative Allocation Fund
                                                                     AIM Small Cap Growth Fund
                   AIM FUNDS GROUP                            Supplement dated March 23, 2007 to the
                                                                Statement of Additional Information
                  Retail Classes of                      dated April 24, 2006, as revised August 24, 2006,
               AIM Basic Balanced Fund                 as supplemented September 20, 2006, December 13, 2006
           AIM European Small Company Fund                             and February 28, 2007
                AIM Global Value Fund
        AIM International Small Company Fund                        AIM Independence Now Fund
            AIM Mid Cap Basic Value Fund                            AIM Independence 2010 Fund
               AIM Select Equity Fund                               AIM Independence 2020 Fund
              AIM Small Cap Equity Fund                             AIM Independence 2030 Fund
       Supplement dated March 23, 2007 to the                       AIM Independence 2040 Fund
         Statement of Additional Information                        AIM Independence 2050 Fund
                dated April 24, 2006                          Supplement dated March 23, 2007 to the
     as supplemented May 1, 2006, June 30, 2006,                Statement of Additional Information
   August 1, 2006, September 20, 2006, October 30,                    dated January 31, 2007
    2006, December 13, 2006 and February 28, 2007                as supplemented February 28, 2007

              Institutional Classes of                            AIM INVESTMENT SECURITIES FUNDS
               AIM Basic Balanced Fund
                AIM Global Value Fund                               AIM Global Real Estate Fund
        AIM International Small Company Fund                            AIM High Yield Fund
            AIM Mid Cap Basic Value Fund                                  AIM Income Fund
              AIM Small Cap Equity Fund                          AIM Intermediate Government Fund
       Supplement dated March 23, 2007 to the                   AIM Limited Maturity Treasury Fund
         Statement of Additional Information                           AIM Money Market Fund
                dated April 24, 2006                                  AIM Municipal Bond Fund
    as supplemented May 1, 2006, August 1, 2006,                       AIM Real Estate Fund
        September 20, 2006, October 30, 2006,                        AIM Short Term Bond Fund
       December 13, 2006 and February 28, 2007                      AIM Total Return Bond Fund
                                                              Supplement dated March 23, 2007 to the
                                                                Statement of Additional Information
                                                                      dated November 17, 2006
                                                        as supplemented December 13, 2006, January 25, 2007
                                                                       and February 28, 2007

                   AIM SECTOR FUNDS                         Premier U.S. Government Money Portfolio -- Institutional Class
                                                                        Supplement dated March 23, 2007 to the
                    AIM Energy Fund                                       Statement of Additional Information
              AIM Financial Services Fund                                       dated December 14, 2006
            AIM Gold & Precious Metals Fund                                as supplemented February 28, 2007
                   AIM Leisure Fund
                  AIM Technology Fund                                         SHORT-TERM INVESTMENT TRUST
                  AIM Utilities Fund
        Supplement dated March 23, 2007 to the                                   Cash Assets Portfolio
          Statement of Additional Information                           Supplement dated March 23, 2007 to the
                  dated July 31, 2006                                     Statement of Additional Information
  as supplemented August 1, 2006, September 20, 2006                            dated December 14, 2006
December 13, 2006, February 28, 2007 and March 12, 2007                    as supplemented February 28, 2007

                    AIM STOCK FUNDS                                          Government & Agency Portfolio
                                                                        Supplement dated March 23, 2007 to the
                   AIM Dynamics Fund                                      Statement of Additional Information
                AIM S&P 500 Index Fund                                          dated December 14, 2006
        Supplement dated March 23, 2007 to the                             as supplemented February 28, 2007
          Statement of Additional Information
                dated November 17, 2006                                    Government TaxAdvantage Portfolio
as supplemented December 13, 2006 and February 28, 2007                 Supplement dated March 23, 2007 to the
                                                                          Statement of Additional Information
                    AIM SUMMIT FUND                                             dated December 14, 2006
                                                                           as supplemented February 28, 2007
        Supplement dated March 23, 2007 to the
          Statement of Additional Information                                   Liquid Assets Portfolio
                dated February 28, 2007                                 Supplement dated March 23, 2007 to the
                                                                          Statement of Additional Information
             AIM TREASURER'S SERIES TRUST                                       dated December 14, 2006
                                                                           as supplemented February 28, 2007
                  Investor Classes of
                                                                                 STIC Prime Portfolio
                   Premier Portfolio                                    Supplement dated March 23, 2007 to the
             Premier Tax-Exempt Portfolio                                 Statement of Additional Information
        Premier U.S. Government Money Portfolio                                 dated December 14, 2006
        Supplement dated March 23, 2007 to the                             as supplemented February 28, 2007
          Statement of Additional Information
                dated December 14, 2006                                           Treasury Portfolio
           as supplemented February 28, 2007                            Supplement dated March 23, 2007 to the
                                                                          Statement of Additional Information
       Premier Portfolio -- Institutional Class                                 dated December 14, 2006
        Supplement dated March 23, 2007 to the                             as supplemented February 28, 2007
          Statement of Additional Information
                dated December 14, 2006                                       TAX-FREE INVESTMENTS TRUST
           as supplemented February 28, 2007
                                                                            Tax-Free Cash Reserve Portfolio
  Premier Tax-Exempt Portfolio -- Institutional Class                   Supplement dated March 23, 2007 to the
        Supplement dated March 23, 2007 to the                            Statement of Additional Information
          Statement of Additional Information                                     dated July 31, 2006
                dated December 14, 2006                           as supplemented August 1, 2006, September 20, 2006,
           as supplemented February 28, 2007                            December 18, 2006 and February 28, 2007


The following information relating to Patrick J.P. Farmer and Stephen M. Johnson is added under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional Information:

---------------------------------------------------------------------------------------------------------------------------
   "NAME, YEAR OF BIRTH AND       TRUSTEE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER
    POSITION(S) HELD WITH         AND/OR                                                            TRUSTEESHIP(S) HELD
           THE TRUST              OFFICER                                                               BY TRUSTEE
                                   SINCE
---------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------
Patrick J. P. Farmer -- 1962        2007     Head of North American Retail Investments, Director,    None
Vice President                               Chief Investment Officer and Executive Vice
                                             President, AIM Funds Management Inc. d/b/a AIM
                                             Trimark Investments; Senior Vice President and Head
                                             of Equity Investments, A I M Advisors, Inc. and A I M
                                             Capital Management, Inc.; and Vice President, The AIM
                                             Family of Funds--Registered Trademark--

                                             Formerly:  Director, Trimark Trust

---------------------------------------------------------------------------------------------------------------------------
Stephen M. Johnson -- 1961          2007     Chief Investment Officer of INVESCO Fixed Income and    None"
Vice President                               Vice President, INVESCO Institutional (N.A.), Inc.;
                                             Senior Vice President and Fixed Income Chief
                                             Investment Officer, A I M Advisors, Inc. and A I M
                                             Capital Management, Inc.; and Vice President, The AIM
                                             Family of Funds--Registered Trademark--

---------------------------------------------------------------------------------------------------------------------------